STOCK DIVIDEND FUND, INC.
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2022

DESCRIPTION                                 SHARES       MARKET VALUE
-----------                                 ------       ------------

COMMON STOCKS ? 99.05%

Petroleum Refining-10.91%
   Chevron Corp.                            11,615          2,084,776
   Valero Energy Corp                       11,028      $   1,399,012
                                                            ---------
                                                            3,483,778

Computer and Office Equipment-8.55%
   Hewlett Packard Inc.                     42,844          1,151,218
   International Business Machines Corp.    11,216          1,580,222
                                                            ---------
                                                            2,731,440

Pharmaceutical Preps-8.46%
   AbbVie Inc.                               9,869          1,594,929
   Pfizer Inc.                              21,646          1,109,141
                                                            ---------
                                                            2,704,070

Telephone Communications, Except
Radiotelephone-7.78%
   AT&T                                     83,429          1,535,928
   Verizon                                  24,089            949,107
                                                            ---------
                                                            2,485,035

Canned, Frozen & Preserved Fruit, Veg-5.74%
   The Kraft Heinz Company		 45,081		1,835,248

Engines and Turbines-5.17%
   Cummins Inc.                              6,812          1,650,479

Paper Prods-5.10%
   Kimberly-Clark Corp			 12,010		1,630,358

Biolog Prod-4.87%
  Amgen Inc.				 5,921		1,555,091

National Commercial Banks-4.83%
   Citigroup Inc.		  21,792		  985,652
   Wells Fargo                              13,500            557,415
                                                            ---------
							1,543,067

Raw Farm Food-4.82%
   Universal Corp.                          29,174          1,540,679


-	Continued ?
STOCK DIVIDEND FUND, INC.
SCHEDULE OF INVESTMENTS, continued
DECEMBER 31, 2022

DESCRIPTION                                 SHARES        MARKET VALUE
-----------                                 ------        ------------

Cigarettes-4.70%
   Altria Group, Inc.			 32,853		1,501,711

Life Insurance-4.48%
   Prudential Financial, Inc.		14,395		1,431,727

Electronic Computers-3.92%
   Apple Inc.                                9,633          1,251,616

Gold and Silver Ores-3.66%
   Newmont Corp.			 24,790		1,170,088

Variety Stores-3.58%
   Walmart                                   8,065          1,143,536

Computer Communications Equipment-3.47%
   Cisco Systems Inc.			23,296		1,109,821

Semi-Conductors and Related Devices-3.25%
   Intel Corp				39,326          1,039,386

Retail Drug Store-2.93%
  Walgreens Boots Alliance                  25,039            935,457

TV Stations-2.81%
   Paramount Global			 53,271		  899,214

                                                           ----------

   Total common stocks (cost $24,648,863)               $  31,641,811
							  ----------


SHORT-TERM INVESTMENTS ? 0.79%
   Schwab Money Market Fund (Single Class Fund)
              -current interest at 0.45%  253,921    	 $      253,921
                                                            ---------

   Total short-term investments (cost $  253,921    )		  253,921
                                                            ---------

Total investment securities ?  99.84% (cost $24,902,784)   31,895,733

Other assets less liabilities ? 0.16%                          50,477
                                                             --------

Net assets - 100.00%                                   $   31,946,210
                                                         ============


FAIR VALUE OF INVESTMENTS

In accordance with U.S. generally accepted accounting principles (?GAAP?), fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. GAAP also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund's own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 - quoted prices in active markets for identical investments.

Level 2 - observable inputs other than quoted prices (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Fund's investments by the above fair value hierarchy levels as of December 31, 2022:

                                    Investments          Other
                                    in                   Financial
      Level                         Securities*          Instruments **
      -----                         ----------           -----------
      Level 1:
         Common Stock               $31,641,812          $          0
         Short term investments         253,921				  0
                                    -----------          ------------
            Total Level 1:           31,895,733				  0
      Level 2                                 0                     0
      Level 3                                 0                     0
                                    -----------          ------------
      Total                         $31,895,733          $          0
                                    ===========          ============

   *All investments in securities are classified as ?Highly Liquid?.

   ** Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures forwards and swap contracts, which are valued at the unrealized appreciation / depreciation on the instrument. As of December 31, 2022, the Fund did not own any other financial instruments.